Goodwill and Other Intangible Assets - Carrying Amount of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Goodwill [Line Items]
Goodwill beginning balance	$ 66,045
Goodwill ending balance	75,969
Solar Juice Pty Ltd.
Goodwill [Line Items]
Acquisition of goodwill	8,238
CECEP Solar Energy Hong Kong Co., Limited
Goodwill [Line Items]
Acquisition of goodwill	1,417
Solar Power Incorporation Energiebau Renewable Gmbh
Goodwill [Line Items]
Acquisition of goodwill	$ 269